Goodwill (Narrative) (Details) - Goodwill [member] - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rate	12.50%	8.00%
Terminal growth rate	2.00%	2.00%
Impairment loss	$ 0